15. Income Taxes (Details-Deferred taxes) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 36,661,000	$ 36,209,000
Research and development tax credit carryforwards	1,667,000	1,650,000
Stock-based compensation	4,880,000	3,941,000
Reserves and accruals	1,731,000	2,537,000
Other deferred tax assets	49,000	13,000
State income taxes	(1,000)	(1,000)
Basis difference in assets	5,000	35,000
Total deferred tax assets	44,992,000	44,384,000
Deferred tax liabilities:
Unrealized gain on Ruthigen	(1,105,000)	(3,111,000)
Net deferred tax asset	43,887,000	41,273,000
Valuation allowance	(43,887,000)	(41,273,000)
Net deferred tax asset	$ 0	$ 0